Schedule of VIE's Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 1	$ 13,272,186
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 2	30,349,676
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 3	27,860,566
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 4	50,304,042
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 5	2,930,365
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 6	2,573,014
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 7	2,431,599
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 8	3,418,735
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 9	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 10	31,255,179
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 11	41,439,773
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 12	83,714,511
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 13	28,347,903
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 14	26,278,635
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 15	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 16	28,989,570
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 17	42,249,136
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 18	75,772,143
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 19	0
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 20	213,186
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 21	42,249,136
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 22	75,985,329
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 23	(809,363)
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 24	$ 7,729,182